Share Capital (Tables)	12 Months Ended
Dec. 31, 2023
Share Capital [Abstract]
Schedule of Share Capital Composed of Ordinary Shares	The share capital composed of ordinary shares as follows:
	Number of ordinary shares December 31
	2023	2022
Issued (*)	1,215,512	1,153,461
Authorized	43,567,567	43,567,567
(*)	Retroactively adjusted.